BUTZEL LONG, a professional corporation
                               380 Madison Avenue,
                               New York, NY 10017

                               Tel: (212) 818-1110
                               FAX: (212) 818-0494
                           e-mail: barrett@butzel.com




                                          August 28, 2009



BY EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

                Re: Narragansett Insured Tax-Free Income
                    Fund
                    File Nos. 33-48696 and 811-6707

Dear Sirs:

     On behalf of Narragansett Insured Tax-Free Income Fund (the "Fund"), we are filing today with the Commission, pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act") and pursuant to the Investment Company Act of 1940 (the "1940 Act"), the following documents:

         In accordance with Rule 472(b) under the 1933 Act and Rule 8b-11 under the 1940 Act, the text on Form N-1A of Post-Effective Amendment No. 21 to the Registration Statement of the Fund under the 1933 Act and Amendment No. 23 to the Registration Statement of the Fund under the 1940 Act, marked to show changes.

         This filing is being made under Rule 485(a) because it contains disclosures relating to a new sub-advisory agreement approved by the shareholders of the Fund in April, 2009. The new agreement was necessitated by a change of control of the sub-adviser's ultimate parent, a substantial interest of which was acquired by an instrumentality of the British Government in the 4th quarter of 2008.

         This filing otherwise contains only routine updates and selective review would be appropriate.

         The staff is advised that not all of the financial material required was available at the time of this filing. It is our intention to file a superseding amendment under Rule 485(b) when such material becomes available, to become effective October 31, 2009.

         Because we will have a heavy printing schedule in October for this and other funds, we would be most grateful if we could have staff comments on this filing as soon as possible.

         Please provide comments to me or to my partner Robert Jones at the above telephone number, 212-818-1110.

     Pursuant to Rule 485(a) it is proposed that this amendment will become effective on October 31, 2009.

                                Very truly yours,



                                /s/ William L. D. Barrett
                                William L. D. Barrett